CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues
Time charter revenues	$ 131.9	$ 123.6	$ 36.7
Total operating revenues	131.9	123.6	36.7
Operating expenses
Vessel operating expenses	(28.0)	(23.8)	(8.6)
Voyage expenses and commissions	(1.6)	(1.6)	(0.6)
General and administrative expenses	(4.9)	(5.0)	(3.8)
Depreciation	(29.2)	(26.5)	(9.1)
Total operating expenses	(63.7)	(56.9)	(22.1)
Operating income	68.2	66.7	14.6
Financial income (expenses), net
Interest income	1.0	1.0	0.8
Interest expense, net of amounts capitalized	(51.4)	(46.6)	(13.6)
Other financial (expenses) income, net	(0.1)	0.0	(0.3)
Total financial expenses, net	(50.5)	(45.6)	(13.1)
Net income before income tax	17.7	21.1	1.5
Income tax (expense)/benefit	0.0	0.0	0.0
Net income attributable to shareholders of Himalaya Shipping Ltd	17.7	21.1	1.5
Total comprehensive income attributable to shareholders of Himalaya Shipping Ltd.	$ 17.7	$ 21.1	$ 1.5
Basic earnings per share (in USD per share)	$ 0.38	$ 0.48	$ 0.04
Diluted earnings per share (in USD per share)	$ 0.38	$ 0.48	$ 0.04